Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
16.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the company’s ordinary shareholders	$(7,394)	$(208)
Numerator for basic and diluted net loss per share calculation	$(7,394)	$(208)

Denominator:
Weighted average number of ordinary shares	102,155,588	102,009,359

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$-

For the six months ended June 30, 2025 and 2026, warrants were anti-dilutive and were excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in six months ended June 30, 2025 and 2026 were 1,600,000 and 1,600,000, respectively.